Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Salary and welfare payables	$ 12,201	$ 38,011
Deposits from customers	41,878	24,660
Other tax payable	16,314	32,682
Service payable	37,283	39,028
Staff reimbursements	1,180	24,550
Total	$ 108,856	$ 158,931